Prepayments and Other Assets - Summary of Prepayments and Other Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Write-down for prepayments to third-party suppliers	¥ 202,522	¥ 358,842	¥ 0